Convertible Notes (Details 2) (USD $)	9 Months Ended	12 Months Ended	32 Months Ended	41 Months Ended	0 Months Ended				0 Months Ended		0 Months Ended			0 Months Ended		12 Months Ended		32 Months Ended
	Dec. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013	Jan. 24, 2011 Merkin Note $2.0 million Face Value	Mar. 31, 2012 Merkin Note $2.0 million Face Value	Mar. 31, 2012 COR Note $0.5 million Face Value	Mar. 11, 2011 COR Note $0.5 million Face Value	Apr. 25, 2011 Hexagon Note $2.5 million Face Value	Mar. 31, 2012 Hexagon Note $2.5 million Face Value	Aug. 03, 2011 Avalon Note $1.5 million Face Value	Mar. 31, 2012 Avalon Note $1.5 million Face Value	Nov. 22, 2011 Avalon Note $1.5 million Face Value	Sep. 19, 2011 Second Hexagon Note $1.5 million Face Value	Mar. 31, 2012 Second Hexagon Note $1.5 million Face Value	Mar. 31, 2013 Secured Convertible Notes	Mar. 31, 2012 Secured Convertible Notes	Mar. 31, 2013 Secured Convertible Notes
Convertible Notes
Proceeds						$ (2,000,000)	$ (500,000)			$ (2,500,000)		$ (1,500,000)	$ (1,500,000)		$ (1,500,000)
Proceeds	(5,000,000)	(5,500,000)	(9,049,000)	(14,049,000)
Compound embedded derivative	650,000			650,000	10,068,000			333,000	460,000		708,000			432,000
Warrant derivative liability									3,954,000		5,147,000			2,135,000
Day-one derivative gain (loss)					(8,068,000)				(1,914,000)		(4,355,000)			(1,067,000)
Carrying value								167,000
Amortization of debt discounts (premiums)	$ 14,586,000			$ 14,586,000													$ 1,500,000	$ 1,600,000